UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA GOVERNMENT SECURITIES FUND]

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       SEMIANNUAL REPORT
       USAA GOVERNMENT SECURITIES FUND
       FUND SHARES o ADVISER SHARES
       NOVEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         18

   Financial Statements                                                      20

   Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                              37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GOVERNMENT SECURITIES FUND (THE FUND) PROVIDES INVESTORS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); Mortgage-Backed Securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae, also known as
GNMA), Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DONNA J. BAGGERLY, CFA                              [PHOTO OF DONNA J. BAGGERLY]
USAA Asset Management Company

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o   HOW DID THE USAA GOVERNMENT SECURITIES FUND (THE FUND SHARES) PERFORM DURING
    THE REPORTING PERIOD?

    For the reporting period ended November 30, 2012, the Fund had a total return of 0.86%. This compares to the returns of 0.80% for the Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index, 0.71% for the Barclays GNMA Index, 1.15% for the Lipper Intermediate U.S. Government Funds Index, and 0.99% for the Lipper GNMA Funds Index.

o   HOW WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    When the reporting period began, investors seemed concerned about the slowing global economy, including the anemic U.S. recovery, a recession in Europe, and weakening growth in China. In support of the U.S. economy, the Federal Reserve (the Fed) announced it would extend "Operation Twist" through 2012. (It had been scheduled to conclude on June 30, 2012.) Through Operation Twist, the Fed has sought to push down long-term interest rates -- making it cheaper for individuals and businesses to fund their long-term borrowing needs -- by selling shorter-maturity bonds in its portfolio of securities and buying

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA GOVERNMENT SECURITIES FUND

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    longer-term bonds. Operation Twist has pushed up long-term U.S. Treasury prices and pushed down their yields.

    In addition, the Fed launched a third round of quantitative easing (QE3) in which it made an open-ended commitment to buy mortgage-backed securities every month until U.S. employment growth improved. The Fed had previously expanded its balance sheet through the first round of quantitative easing by purchasing $1.7 trillion in mortgage-backed securities (Fannie Mae, Freddie Mac and Ginnie Mae) and U.S. Treasuries. It purchased an additional $600 billion in U.S. Treasury bonds in the second round of quantitative easing. With QE3, as with its other stimulus measures, the Fed has been trying to fuel a housing recovery. Indeed, housing prices appear to have bottomed and a recovery has begun in certain parts of the country.

    The Fed's buying under QE3 reduced the available supply of mortgage-backed securities (MBS), driving up prices. As prices rose, interest rates fell to record lows. During November 2012, for example, the interest rate on 15-year and 30-year mortgages dropped to 2.63% and 3.31%, respectively. MBS prices also were pressured by programs that allowed homeowners to refinance at lower interest rates. As a result of these programs, the MBS market has seen a larger-than-usual number of prepayments. These prepayments are made at par, and as a result, investors generally lose the premium over par at which these securities were trading. In addition, investors have to reinvest the repaid principal at lower interest rates. Most of these programs focus on mortgages issued by Fannie Mae and Freddie Mac, but price movements in those securities often affect prices of Ginnie Mae securities (GNMAs).

o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    During the reporting period, the Fund was invested primarily in MBS, particularly Fannie Mae and Freddie Mac securities. Fannie Mae and Freddie Mac, which remain under government conservatorship, offered higher yields than GNMA securities and U.S. Treasuries. We favored Fannie Mae and Freddie Mac commercial MBS because they

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    offered the Fund a degree of prepayment protection; most of these securities cannot be refunded until near the date of maturity.

    In addition, we began to position the Fund to minimize extension risk, which will increase once interest rates begin to rise. (Extension risk is the risk that prepayments will decelerate, limiting our ability to reinvest at higher yields.) To accomplish this goal, we concentrated our purchases in intermediate-term maturities, such as 15-year mortgage-backed securities, instead of longer-term 30-year mortgage-backed securities.

    In keeping with our income-oriented approach, we generally avoided Treasury securities and unsecured agency debt of Fannie Mae and Freddie Mac during the reporting period because of their relatively low yields.

o   WHAT IS YOUR VIEW AHEAD?

    The dominant concern at the end of the reporting period was the so-called "fiscal cliff." If Congress does not act, numerous tax breaks will expire and significant spending cuts will take effect on January 1, 2013. If there is a political stalemate or Congress defers action, the economy could potentially fall into recession. A credible, bipartisan agreement would reduce uncertainty for both businesses and individuals and also could help support the economic recovery.

    The Fed is likely to maintain its focus on economic growth and job creation. As a result, we expect the Fed to continue buying long-term Treasuries and mortgage-backed securities on the open market. We also think interest rates will remain exceptionally low for the foreseeable future.

    We appreciate your continued confidence in us. Thank you for your investment in the Fund.

    You will find a complete list of securities that the Fund owns on pages 13-17.

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4  | USAA GOVERNMENT SECURITIES FUND

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INVESTMENT OVERVIEW

USAA GOVERNMENT SECURITIES FUND SHARES (FUND SHARES) (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                               11/30/12               5/31/12
--------------------------------------------------------------------------------
Net Assets                                  $634.8 Million        $641.7 Million
Net Asset Value Per Share                       $10.34                $10.40

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*        1 Year            5 Years              10 Years
          0.86%                 2.49%             5.21%                 4.57%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                           5 Years                           10 Years
    1.97%                            5.20%                              4.45%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 11/30/12              EXPENSE RATIO AS OF 5/31/12***
--------------------------------------------------------------------------------
               2.84%                                         0.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED NOVEMBER 30, 2012

--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN        +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years         4.57%          =          5.05%              +        (0.48)%
5 Years          5.21%          =          3.88%              +         1.33%
1 Year           2.49%          =          2.97%              +        (0.48)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED NOVEMBER 30, 2012

                   TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
11/30/2003             2.47%               5.02%                   -2.55%
11/30/2004             3.73%               4.84%                   -1.11%
11/30/2005             1.94%               4.90%                   -2.96%
11/30/2006             5.55%               5.02%                    0.53%
11/30/2007             6.10%               4.95%                    1.15%
11/30/2008             5.64%               4.71%                    0.93%
11/30/2009             8.31%               4.32%                    3.99%
11/30/2010             4.69%               3.80%                    0.89%
11/30/2011             4.99%               3.62%                    1.37%
11/30/2012             2.49%               2.97%                   -0.48%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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6  | USAA GOVERNMENT SECURITIES FUND

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                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                          LIPPER INTERMEDIATE
                   USAA GOVERNMENT          U.S. GOVERNMENT       LIPPER GNMA FUNDS
               SECURITIES FUND SHARES     FUNDS INDEX AVERAGE       INDEX AVERAGE
11/30/2003              5.14%                    3.68%                  4.04%
11/30/2004              4.81                     3.37                   4.02
11/30/2005              5.02                     3.59                   4.12
11/30/2006              4.81                     3.96                   4.64
11/30/2007              4.66                     4.12                   4.64
11/30/2008              4.53                     3.88                   4.48
11/30/2009              4.01                     3.26                   4.01
11/30/2010              3.68                     2.58                   3.50
11/30/2011              3.48                     2.17                   3.44
11/30/2012              2.96                     1.82                   3.32

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/03 to 11/30/12.

The Lipper Intermediate U.S. Government Funds Index Average is an average performance level of all intermediate U.S. government funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

The Lipper GNMA Funds Index Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                         BARCLAYS U.S. AGGREGATE
                             LIPPER INTERMEDIATE                         GOVERNMENT INTERMEDIATE    USAA GOVERNMENT
            BARCLAYS GNMA      U.S. GOVERNMENT      LIPPER GNMA FUNDS       & MORTGAGE-BACKED       SECURITIES FUND
                INDEX            FUNDS INDEX*             INDEX             SECURITIES INDEX**           SHARES
11/30/02     $10,000.00          $10,000.00            $10,000.00             $10,000.00               $10,000.00
12/31/02      10,099.56           10,201.86             10,107.61              10,138.35                10,116.38
01/31/03      10,125.49           10,183.32             10,131.99              10,142.88                10,141.02
02/28/03      10,176.91           10,317.25             10,187.97              10,230.76                10,192.29
03/31/03      10,184.02           10,295.67             10,183.58              10,232.47                10,191.16
04/30/03      10,208.26           10,341.53             10,208.07              10,268.75                10,225.35
05/31/03      10,208.62           10,518.91             10,219.81              10,342.46                10,248.14
06/30/03      10,239.61           10,488.54             10,236.96              10,344.73                10,257.37
07/31/03      10,070.78           10,158.25             10,031.58              10,126.44                10,044.01
08/31/03      10,136.24           10,194.75             10,092.26              10,175.77                10,105.89
09/30/03      10,282.69           10,434.51             10,258.79              10,369.68                10,268.44
10/31/03      10,255.78           10,335.17             10,216.68              10,305.61                10,229.32
11/30/03      10,290.86           10,343.84             10,249.23              10,318.08                10,246.91
12/31/03      10,387.66           10,424.71             10,320.71              10,416.17                10,319.91
01/31/04      10,439.53           10,488.16             10,374.96              10,477.97                10,371.68
02/29/04      10,508.98           10,583.60             10,438.94              10,570.96                10,432.70
03/31/04      10,552.23           10,654.24             10,472.77              10,628.79                10,474.86
04/30/04      10,385.97           10,410.86             10,298.61              10,419.01                10,319.97
05/31/04      10,364.21           10,368.89             10,272.60              10,391.22                10,286.94
06/30/04      10,456.49           10,408.39             10,344.92              10,454.73                10,371.73
07/31/04      10,541.22           10,492.28             10,431.53              10,540.34                10,445.71
08/31/04      10,687.84           10,653.02             10,572.48              10,700.23                10,570.16
09/30/04      10,710.05           10,661.72             10,563.98              10,711.01                10,589.23
10/31/04      10,794.60           10,725.93             10,633.18              10,788.12                10,652.49
11/30/04      10,769.11           10,648.17             10,603.68              10,728.58                10,629.46
12/31/04      10,839.80           10,721.35             10,660.63              10,796.62                10,674.50
01/31/05      10,901.26           10,758.57             10,722.52              10,834.61                10,725.40
02/28/05      10,866.62           10,700.52             10,683.82              10,779.61                10,691.84
03/31/05      10,845.75           10,666.77             10,662.03              10,756.36                10,669.22
04/30/05      10,955.88           10,794.79             10,763.41              10,878.83                10,769.59
05/31/05      11,035.01           10,882.73             10,833.20              10,965.02                10,834.73
06/30/05      11,067.42           10,927.17             10,856.70              11,003.00                10,857.02
07/31/05      11,025.68           10,835.60             10,813.01              10,929.86                10,823.59
08/31/05      11,116.80           10,961.12             10,903.14              11,038.16                10,913.23
09/30/05      11,072.49           10,912.73             10,846.42              10,967.28                10,859.92
10/31/05      11,024.44           10,800.17             10,793.05              10,904.92                10,812.41
11/30/05      11,047.53           10,835.58             10,823.22              10,944.60                10,835.69
12/31/05      11,187.23           10,919.61             10,943.69              11,033.06                10,963.73
01/31/06      11,223.82           10,924.80             10,969.81              11,052.33                10,995.19
02/28/06      11,246.56           10,945.40             10,989.47              11,080.68                11,006.25
03/31/06      11,174.53           10,867.31             10,915.37              11,014.34                10,951.14
04/30/06      11,136.87           10,855.05             10,872.28              11,019.45                10,901.65
05/31/06      11,114.40           10,853.20             10,843.50              11,009.24                10,878.26
06/30/06      11,127.55           10,870.52             10,844.55              11,030.22                10,876.86
07/31/06      11,285.01           10,992.25             10,987.34              11,168.57                11,022.87
08/31/06      11,458.37           11,130.24             11,146.38              11,313.72                11,172.40
09/30/06      11,526.40           11,214.18             11,215.50              11,394.23                11,252.75
10/31/06      11,605.80           11,274.07             11,288.62              11,463.40                11,330.39
11/30/06      11,716.10           11,384.88             11,394.09              11,576.80                11,434.03
12/31/06      11,702.51           11,324.20             11,368.02              11,539.38                11,421.23
01/31/07      11,702.60           11,319.35             11,364.52              11,543.91                11,414.69
02/28/07      11,844.61           11,475.63             11,502.41              11,687.36                11,556.11
03/31/07      11,870.28           11,492.34             11,517.56              11,717.98                11,566.38
04/30/07      11,933.42           11,546.14             11,573.08              11,772.98                11,622.40
05/31/07      11,873.39           11,445.50             11,502.89              11,705.51                11,558.15
06/30/07      11,805.18           11,420.20             11,442.29              11,684.53                11,495.97
07/31/07      11,901.36           11,550.59             11,543.26              11,791.12                11,578.19
08/31/07      12,038.67           11,702.32             11,664.39              11,941.37                11,715.69
09/30/07      12,128.54           11,786.73             11,746.54              12,028.90                11,782.84
10/31/07      12,261.32           11,873.48             11,863.27              12,129.92                11,892.18
11/30/07      12,508.39           12,164.79             12,085.88              12,375.02                12,131.08
12/31/07      12,518.96           12,156.83             12,094.96              12,411.86                12,139.85
01/31/08      12,732.46           12,443.79             12,289.03              12,666.84                12,349.95
02/29/08      12,789.39           12,506.61             12,351.75              12,724.16                12,413.29
03/31/08      12,829.44           12,532.26             12,370.35              12,798.45                12,457.67
04/30/08      12,822.07           12,453.96             12,353.34              12,736.09                12,441.31
05/31/08      12,748.63           12,315.48             12,283.78              12,649.53                12,362.30
06/30/08      12,749.07           12,349.45             12,289.83              12,665.11                12,369.31
07/31/08      12,749.07           12,332.16             12,293.65              12,681.93                12,365.04
08/31/08      12,907.51           12,441.42             12,385.61              12,815.49                12,478.48
09/30/08      12,969.94           12,432.67             12,385.43              12,898.16                12,559.25
10/31/08      12,797.83           12,302.88             12,151.38              12,820.44                12,401.43
11/30/08      13,257.07           12,781.34             12,462.66              13,297.68                12,812.04
12/31/08      13,504.68           13,146.03             12,726.72              13,552.77                13,018.69
01/31/09      13,494.29           12,999.82             12,766.38              13,495.49                13,025.88
02/28/09      13,575.73           13,147.52             12,870.28              13,529.90                13,112.45
03/31/09      13,790.92           13,239.43             13,116.84              13,719.60                13,304.84
04/30/09      13,825.73           13,129.63             13,195.50              13,697.57                13,323.96
05/31/09      13,847.85           13,230.75             13,262.96              13,692.15                13,355.24
06/30/09      13,833.90           13,124.10             13,301.85              13,684.90                13,360.14
07/31/09      13,984.62           13,185.63             13,486.49              13,773.42                13,488.01
08/31/09      14,074.14           13,510.56             13,593.69              13,863.38                13,582.04
09/30/09      14,179.38           13,581.72             13,698.46              13,959.56                13,652.23
10/31/09      14,267.75           13,694.62             13,809.87              14,028.50                13,736.28
11/30/09      14,453.18           13,818.57             13,977.91              14,204.60                13,877.13
12/31/09      14,229.91           13,572.94             13,807.46              13,976.58                13,731.19
01/31/10      14,408.78           13,794.56             13,997.62              14,160.59                13,877.35
02/28/10      14,476.01           13,819.99             14,045.51              14,202.31                13,904.78
03/31/10      14,498.92           13,825.91             14,063.47              14,163.77                13,918.84
04/30/10      14,599.37           13,986.06             14,176.81              14,256.70                14,008.15
05/31/10      14,792.44           14,129.80             14,362.67              14,421.06                14,176.19
06/30/10      14,978.77           14,361.00             14,522.30              14,597.32                14,304.67
07/31/10      15,150.35           14,486.73             14,646.68              14,714.14                14,435.59
08/31/10      15,194.23           14,708.17             14,670.97              14,807.86                14,437.58
09/30/10      15,131.53           14,735.93             14,617.29              14,801.21                14,398.40
10/31/10      15,294.14           14,780.89             14,767.65              14,899.02                14,540.94
11/30/10      15,273.63           14,685.91             14,775.32              14,840.47                14,527.86
12/31/10      15,179.22           14,459.10             14,666.95              14,697.13                14,475.47
01/31/11      15,176.20           14,465.85             14,699.52              14,722.71                14,487.89
02/28/11      15,233.04           14,467.53             14,753.56              14,722.89                14,533.34
03/31/11      15,273.98           14,475.53             14,772.12              14,739.48                14,549.30
04/30/11      15,465.55           14,642.49             14,962.40              14,892.84                14,710.28
05/31/11      15,674.79           14,845.13             15,146.35              15,058.71                14,868.80
06/30/11      15,713.95           14,807.20             15,164.56              15,060.39                14,884.37
07/31/11      15,885.80           15,037.13             15,311.25              15,228.32                14,999.60
08/31/11      16,144.25           15,338.92             15,530.99              15,446.49                15,173.18
09/30/11      16,176.31           15,482.54             15,522.60              15,479.35                15,173.79
10/31/11      16,217.60           15,427.21             15,566.85              15,465.25                15,197.08
11/30/11      16,274.62           15,469.03             15,608.54              15,505.20                15,252.25
12/31/11      16,378.80           15,608.42             15,705.22              15,600.06                15,338.05
01/31/12      16,422.76           15,716.08             15,745.55              15,672.26                15,359.41
02/29/12      16,432.71           15,661.20             15,746.38              15,643.94                15,354.28
03/31/12      16,444.25           15,568.90             15,765.20              15,610.42                15,376.92
04/30/12      16,557.40           15,759.98             15,877.86              15,733.02                15,458.61
05/31/12      16,634.75           15,938.26             15,943.66              15,812.45                15,499.84
06/30/12      16,645.94           15,914.87             15,961.86              15,809.93                15,509.99
07/31/12      16,798.88           16,068.36             16,100.21              15,918.82                15,621.29
08/31/12      16,803.49           16,084.96             16,126.17              15,931.09                15,633.04
09/30/12      16,824.19           16,088.12             16,177.97              15,944.99                15,665.65
10/31/12      16,765.66           16,069.70             16,111.47              15,919.09                15,626.99
11/30/12      16,753.67           16,121.85             16,109.10              15,938.52                15,635.12

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

*EFFECTIVE FEBRUARY 1, 2012, THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX REPLACED THE LIPPER GNMA FUNDS INDEX AS THE BENCHMARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL ADD TO OR SUBTRACT FROM THE BASE ADVISORY FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX. THE CHANGE TO THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX WAS MADE BECAUSE THE FUND'S REVISED INVESTMENT POLICIES MORE CLOSELY RESEMBLE THE INVESTMENT POLICIES OF THE MUTUAL FUNDS WITHIN THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX.

**EFFECTIVE JANUARY 27, 2012, THE FUND CHANGED ITS INVESTMENT STRATEGY TO PERMIT INVESTMENTS IN A BROADER RANGE OF GOVERNMENT SECURITIES. IN CONNECTION WITH THIS CHANGE, THE BARCLAYS U.S. AGGREGATE GOVERNMENT INTERMEDIATE & MORTGAGE-BACKED SECURITIES INDEX REPLACED THE BARCLAYS GNMA INDEX AS IT MORE CLOSELY REFLECTS THE INVESTMENTS OF THE FUND. THE BARCLAYS U.S. AGGREGATE GOVERNMENT INTERMEDIATE & MORTGAGE-BACKED SECURITIES INDEX CONSISTS OF INTERMEDIATE U.S. TREASURY AND AGENCY UNSECURED NOTES AND SECURITIES BACKED BY POOLS OF MORTGAGES ISSUED BY U.S. GOVERNMENT AGENCIES, GNMA, FANNIE MAE, OR FREDDIE MAC.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA GOVERNMENT SECURITIES FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Government Securities Fund Shares to the following benchmarks:

o The unmanaged Barclays GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

o The unmanaged Lipper Intermediate U.S. Government Funds Index is considered representative of intermediate U.S. government funds.

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

o The Barclays U.S. Aggregate Government Intermediate & MBS Index consists of intermediate U.S. Treasury and Agency unsecured notes and securities backed by pools of mortgages issued by U.S. Government Agencies, GNMA, Fannie Mae, or Freddie Mac.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA GOVERNMENT SECURITIES FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UAGNX)

--------------------------------------------------------------------------------
                                             11/30/12                 5/31/12
--------------------------------------------------------------------------------
Net Assets (in Millions)                   $5.3 Million            $5.1 Million
Net Asset Value Per Share                     $10.33                  $10.40

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*             1 Year             Since Inception 8/01/10
          0.53%                      1.91%                      2.98%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/10
    1.48%                                                      2.90%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 11/30/12**
--------------------------------------------------------------------------------
   Unsubsidized          2.13%                      Subsidized          2.38%

--------------------------------------------------------------------------------
                           EXPENSE RATIOS AS OF 5/31/12***
--------------------------------------------------------------------------------
    Before Reimbursement  1.15%                    After Reimbursement  0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

10  | USAA GOVERNMENT SECURITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

            LIPPER INTERMEDIATE                                          BARCLAYS U.S. AGGREGATE    USAA GOVERNMENT
              U.S. GOVERNMENT      BARCLAYS GNMA    LIPPER GNMA FUNDS    GOVERNMENT INTERMEDIATE    SECURITIES FUND
               FUNDS INDEX*            INDEX              INDEX               & MBS INDEX**          ADVISER SHARES
07/31/10        $10,000.00          $10,000.00         $10,000.00               $10,000.00             $10,000.00
08/31/10         10,152.86           10,028.96          10,016.58                10,063.69              10,006.39
09/30/10         10,172.02            9,987.57           9,979.93                10,059.17               9,975.26
10/31/10         10,203.06           10,094.91          10,082.59                10,125.65              10,060.12
11/30/10         10,137.50           10,081.36          10,087.83                10,085.86              10,056.88
12/31/10          9,980.93           10,019.05          10,013.84                 9,988.44              10,006.51
01/31/11          9,985.59           10,017.06          10,036.08                10,005.82              10,011.35
02/28/11          9,986.75           10,054.57          10,072.97                10,005.94              10,049.04
03/31/11          9,992.27           10,081.60          10,085.65                10,017.22              10,056.04
04/30/11         10,107.52           10,208.04          10,215.56                10,121.45              10,153.21
05/31/11         10,247.41           10,346.15          10,341.15                10,234.18              10,258.35
06/30/11         10,221.22           10,372.00          10,353.58                10,235.32              10,274.98
07/31/11         10,379.94           10,485.43          10,453.73                10,349.44              10,350.32
08/31/11         10,588.26           10,656.02          10,603.76                10,497.72              10,465.83
09/30/11         10,687.40           10,677.18          10,598.03                10,520.05              10,451.75
10/31/11         10,649.21           10,704.44          10,628.24                10,510.47              10,473.71
11/30/11         10,678.07           10,742.07          10,656.70                10,537.62              10,507.48
12/31/11         10,774.29           10,810.83          10,722.71                10,602.09              10,561.89
01/31/12         10,848.61           10,839.85          10,750.25                10,651.16              10,562.30
02/29/12         10,810.73           10,846.41          10,750.82                10,631.91              10,564.77
03/31/12         10,747.02           10,854.04          10,763.67                10,609.13              10,575.77
04/30/12         10,878.91           10,928.72          10,840.58                10,692.45              10,627.78
05/31/12         11,001.98           10,979.77          10,885.51                10,746.43              10,652.08
06/30/12         10,985.83           10,987.16          10,897.93                10,744.72              10,644.34
07/31/12         11,091.78           11,088.10          10,992.39                10,818.72              10,716.39
08/31/12         11,103.25           11,091.15          11,010.12                10,827.06              10,729.75
09/30/12         11,105.42           11,104.81          11,045.48                10,836.50              10,748.14
10/31/12         11,092.71           11,066.18          11,000.08                10,818.90              10,706.73
11/30/12         11,128.71           11,058.26          10,998.46                10,832.11              10,707.96

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/12.

                         See page 9 for benchmark definitions.

*EFFECTIVE FEBRUARY 1, 2012, THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX REPLACED THE LIPPER GNMA FUNDS INDEX AS THE BENCHMARK INDEX USED FOR CALCULATING THE PERFORMANCE ADJUSTMENT THAT WILL ADD TO OR SUBTRACT FROM THE BASE ADVISORY FEE DEPENDING ON THE PERFORMANCE OF THE FUND RELATIVE TO THE LIPPER INDEX. THE CHANGE TO THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX WAS MADE BECAUSE THE FUND'S REVISED INVESTMENT POLICIES MORE CLOSELY RESEMBLE THE INVESTMENT POLICIES OF THE MUTUAL FUNDS WITHIN THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX.

**EFFECTIVE JANUARY 27, 2012, THE FUND CHANGED ITS INVESTMENT STRATEGY TO PERMIT INVESTMENTS IN A BROADER RANGE OF GOVERNMENT SECURITIES. IN CONNECTION WITH THIS CHANGE, THE BARCLAYS U.S. AGGREGATE GOVERNMENT INTERMEDIATE & MORTGAGE-BACKED SECURITIES INDEX REPLACED THE BARCLAYS GNMA INDEX AS IT MORE CLOSELY REFLECTS THE INVESTMENTS OF THE FUND. THE BARCLAYS U.S. AGGREGATE GOVERNMENT INTERMEDIATE & MORTGAGE-BACKED SECURITIES INDEX CONSISTS OF INTERMEDIATE U.S. TREASURY AND AGENCY UNSECURED NOTES AND SECURITIES BACKED BY POOLS OF MORTGAGES ISSUED BY U.S. GOVERNMENT AGENCIES, GNMA, FANNIE MAE, OR FREDDIE MAC.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

***The performance of the above indexes is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                              70.0%
COLLATERALIZED MORTGAGE OBLIGATION                                       13.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                     7.0%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                               6.0%
MONEY MARKET INSTRUMENTS                                                  1.1%
U.S. TREASURY SECURITIES-NOTES                                            1.0%
U.S. GOVERNMENT GUARANTEED SECURITIES                                     0.8%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-17.

================================================================================

12  | USAA GOVERNMENT SECURITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (97.7%)(a)

            COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)
$ 4,617     Fannie Mae(+)                                          0.51%(b)     4/25/2035     $    4,640
  9,362     Fannie Mae(+)                                          0.51(b)      8/25/2037          9,395
  4,914     Fannie Mae(+)                                          1.38         9/25/2027          4,942
 26,320     Fannie Mae(+)                                          1.50         7/25/2027         26,694
  4,950     Fannie Mae(+)                                          1.50        10/25/2027          5,001
  4,869     Fannie Mae(+)                                          1.50         9/25/2027          4,914
  4,931     Fannie Mae(+)                                          1.50         9/25/2027          4,972
  5,436     Fannie Mae(+)                                          5.00        11/25/2032          5,719
  5,361     Freddie Mac(+)                                         0.51(b)      3/15/2036          5,385
  5,127     Freddie Mac(+)                                         0.76(b)     10/15/2041          5,173
  9,276     Freddie Mac(+)                                         2.00         9/15/2026          9,494
  2,441     Government National Mortgage Assn. I                   5.50         3/16/2032          2,504
                                                                                              ----------
                                                                                                  88,833
                                                                                              ----------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.0%)
  8,850     Fannie Mae(+)                                          2.01         7/01/2019          9,256
  2,248     Fannie Mae(+)                                          2.05         7/01/2019          2,360
 23,500     Fannie Mae(+)                                          2.42        11/01/2022         24,413
  8,500     Freddie Mac(+)                                         2.22        12/25/2018          8,980
                                                                                              ----------
                                                                                                  45,009
                                                                                              ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (76.0%)
  4,292     Government National Mortgage Assn. I                   4.00         7/15/2040          4,730
  3,500     Government National Mortgage Assn. I                   4.00         8/15/2040          3,880
 10,833     Government National Mortgage Assn. I                   4.00         9/15/2040         11,938
  2,749     Government National Mortgage Assn. I                   4.50         5/15/2024          3,001
  4,331     Government National Mortgage Assn. I                   4.50         9/15/2024          4,727
  3,082     Government National Mortgage Assn. I                   4.50         9/15/2024          3,364
  3,085     Government National Mortgage Assn. I                   4.50        10/15/2024          3,367
  3,048     Government National Mortgage Assn. I                   4.50        10/15/2024          3,327
 14,968     Government National Mortgage Assn. I                   4.50         9/15/2039         16,361
  8,020     Government National Mortgage Assn. I                   4.50        11/15/2039          8,877
 11,668     Government National Mortgage Assn. I                   4.50        12/15/2039         12,915
 37,565     Government National Mortgage Assn. I                   4.50         2/15/2040         41,578
  9,516     Government National Mortgage Assn. I                   4.50         3/15/2040         10,458
 12,405     Government National Mortgage Assn. I                   4.50         6/15/2040         13,633
 11,033     Government National Mortgage Assn. I                   4.50         7/15/2040         12,125

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$ 9,569     Government National Mortgage Assn. I                   4.50%        1/15/2041     $   10,469
  2,453     Government National Mortgage Assn. I                   5.00         2/15/2039          2,677
  1,488     Government National Mortgage Assn. I                   5.50        12/15/2018          1,617
  8,623     Government National Mortgage Assn. I                   5.50        10/15/2033          9,543
  3,525     Government National Mortgage Assn. I                   5.50        12/15/2033          3,901
  1,978     Government National Mortgage Assn. I                   5.50         7/15/2034          2,189
  4,782     Government National Mortgage Assn. I                   5.50        10/15/2035          5,312
  3,526     Government National Mortgage Assn. I                   5.50         3/15/2038          3,876
  4,601     Government National Mortgage Assn. I                   5.50         4/15/2038          5,080
 11,317     Government National Mortgage Assn. I                   5.50         6/15/2039         12,440
  1,000     Government National Mortgage Assn. I                   6.00        12/15/2016          1,058
  1,630     Government National Mortgage Assn. I                   6.00         8/15/2022          1,802
    931     Government National Mortgage Assn. I                   6.00         4/15/2028          1,048
    407     Government National Mortgage Assn. I                   6.00        11/15/2028            460
    498     Government National Mortgage Assn. I                   6.00         2/15/2029            561
    543     Government National Mortgage Assn. I                   6.00         7/15/2029            613
    878     Government National Mortgage Assn. I                   6.00         5/15/2032            996
  2,711     Government National Mortgage Assn. I                   6.00         1/15/2033          3,067
    809     Government National Mortgage Assn. I                   6.00         2/15/2033            915
  1,013     Government National Mortgage Assn. I                   6.00         7/15/2033          1,146
    549     Government National Mortgage Assn. I                   6.00         9/15/2033            621
  1,438     Government National Mortgage Assn. I                   6.00         3/15/2037          1,615
  2,002     Government National Mortgage Assn. I                   6.00         9/15/2037          2,247
  1,947     Government National Mortgage Assn. I                   6.00         5/15/2038          2,196
  4,024     Government National Mortgage Assn. I                   6.00         5/15/2038          4,534
  1,511     Government National Mortgage Assn. I                   6.00         9/15/2038          1,696
  2,468     Government National Mortgage Assn. I                   6.00        10/15/2038          2,770
  2,820     Government National Mortgage Assn. I                   6.00        12/15/2038          3,165
    260     Government National Mortgage Assn. I                   6.50         5/15/2028            302
    124     Government National Mortgage Assn. I                   6.50         5/15/2028            145
    224     Government National Mortgage Assn. I                   6.50         7/15/2028            261
     63     Government National Mortgage Assn. I                   6.50         9/15/2028             74
    591     Government National Mortgage Assn. I                   6.50        11/15/2028            687
     27     Government National Mortgage Assn. I                   6.50         1/15/2029             31
     43     Government National Mortgage Assn. I                   6.50         1/15/2029             50
    624     Government National Mortgage Assn. I                   6.50         3/15/2031            738
    660     Government National Mortgage Assn. I                   6.50        10/15/2031            778
    451     Government National Mortgage Assn. I                   6.50         1/15/2032            532
    815     Government National Mortgage Assn. I                   6.50         8/15/2032            973
  2,628     Government National Mortgage Assn. I                   6.50         9/15/2032          3,121
     56     Government National Mortgage Assn. I                   6.75         5/15/2028             66
     98     Government National Mortgage Assn. I                   6.75         5/15/2028            116
     68     Government National Mortgage Assn. I                   7.00         4/15/2027             81

================================================================================

14  | USAA GOVERNMENT SECURITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   414     Government National Mortgage Assn. I                   7.00%        5/15/2027     $      490
     56     Government National Mortgage Assn. I                   7.00         6/15/2028             67
     30     Government National Mortgage Assn. I                   7.00         7/15/2028             35
    110     Government National Mortgage Assn. I                   7.00         8/15/2028            132
     72     Government National Mortgage Assn. I                   7.00         8/15/2028             87
    143     Government National Mortgage Assn. I                   7.00         9/15/2028            172
    705     Government National Mortgage Assn. I                   7.00         5/15/2029            846
    909     Government National Mortgage Assn. I                   7.00         6/15/2029          1,091
    236     Government National Mortgage Assn. I                   7.00         8/15/2031            283
    187     Government National Mortgage Assn. I                   7.00         9/15/2031            224
    236     Government National Mortgage Assn. I                   7.00        10/15/2031            282
     87     Government National Mortgage Assn. I                   7.00         6/15/2032            104
    340     Government National Mortgage Assn. I                   7.00         7/15/2032            405
    183     Government National Mortgage Assn. I                   7.50         2/15/2028            220
     40     Government National Mortgage Assn. I                   7.50         3/15/2029             49
    102     Government National Mortgage Assn. I                   7.50         4/15/2029            124
     32     Government National Mortgage Assn. I                   7.50         7/15/2029             32
     69     Government National Mortgage Assn. I                   7.50        10/15/2029             76
    203     Government National Mortgage Assn. I                   7.50        10/15/2029            249
     29     Government National Mortgage Assn. I                   7.50        12/15/2030             35
     45     Government National Mortgage Assn. I                   7.50         1/15/2031             55
     75     Government National Mortgage Assn. I                   7.50        11/15/2031             92
     12     Government National Mortgage Assn. I                   8.00         1/15/2022             12
    122     Government National Mortgage Assn. I                   8.00         6/15/2023            146
    204     Government National Mortgage Assn. I                   8.00         5/15/2027            251
     91     Government National Mortgage Assn. I                   8.00         7/15/2030            100
     80     Government National Mortgage Assn. I                   8.00         9/15/2030             99
     21     Government National Mortgage Assn. I                   8.50         6/15/2021             22
      9     Government National Mortgage Assn. I                   8.50         7/15/2022              9
     83     Government National Mortgage Assn. I                   9.00         7/15/2021            100
  8,091     Government National Mortgage Assn. II                  4.00        11/20/2040          8,885
  7,135     Government National Mortgage Assn. II                  4.50         4/20/2024          7,783
  3,959     Government National Mortgage Assn. II                  5.00         5/20/2033          4,359
  4,819     Government National Mortgage Assn. II                  5.00         7/20/2033          5,305
  3,103     Government National Mortgage Assn. II                  5.00         6/20/2034          3,416
  8,710     Government National Mortgage Assn. II                  5.00         9/20/2035          9,587
  3,006     Government National Mortgage Assn. II                  5.00         2/20/2037          3,305
  1,046     Government National Mortgage Assn. II                  5.50         4/20/2033          1,158
  3,571     Government National Mortgage Assn. II                  5.50         3/20/2034          3,957
 13,271     Government National Mortgage Assn. II                  5.50         2/20/2035         14,681
 11,558     Government National Mortgage Assn. II                  5.50         4/20/2035         12,786
  6,109     Government National Mortgage Assn. II                  5.50         7/20/2035          6,747
  3,844     Government National Mortgage Assn. II                  5.50         1/20/2037          4,235

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   472     Government National Mortgage Assn. II                  6.00%        3/20/2031     $      535
  1,205     Government National Mortgage Assn. II                  6.00         8/20/2032          1,367
    996     Government National Mortgage Assn. II                  6.00         9/20/2032          1,129
  1,076     Government National Mortgage Assn. II                  6.00        10/20/2033          1,262
    861     Government National Mortgage Assn. II                  6.00        12/20/2033            970
  3,393     Government National Mortgage Assn. II                  6.00         2/20/2034          3,842
  3,188     Government National Mortgage Assn. II                  6.00         3/20/2034          3,610
  2,417     Government National Mortgage Assn. II                  6.00         9/20/2034          2,729
  6,244     Government National Mortgage Assn. II                  6.00        10/20/2034          7,062
  1,222     Government National Mortgage Assn. II                  6.00        11/20/2034          1,378
  2,791     Government National Mortgage Assn. II                  6.00         5/20/2036          3,140
    222     Government National Mortgage Assn. II                  6.50         5/20/2031            257
    182     Government National Mortgage Assn. II                  6.50         7/20/2031            217
    463     Government National Mortgage Assn. II                  6.50         8/20/2031            535
    755     Government National Mortgage Assn. II                  6.50         4/20/2032            874
    689     Government National Mortgage Assn. II                  6.50         6/20/2032            797
  2,302     Government National Mortgage Assn. II                  6.50         8/20/2034          2,653
    620     Government National Mortgage Assn. II                  7.00         9/20/2030            749
    110     Government National Mortgage Assn. II                  7.50         4/20/2031            136
     28     Government National Mortgage Assn. II                  8.00        12/20/2022             33
    602     Government National Mortgage Assn. II                  8.00         8/20/2030            748
 13,935     Fannie Mae(+)                                          3.00         2/01/2027         14,713
  8,377     Fannie Mae(+)                                          3.00         2/01/2027          8,845
  8,175     Fannie Mae(+)                                          3.50         5/01/2021          8,676
  8,924     Fannie Mae(+)                                          3.50         1/01/2042          9,538
 13,848     Fannie Mae(+)                                          3.50         5/01/2042         14,835
  6,581     Fannie Mae(+)                                          4.00         8/01/2039          7,059
  3,613     Fannie Mae(+)                                          5.00        12/01/2035          3,926
  1,994     Fannie Mae(+)                                          5.50        11/01/2037          2,168
    207     Fannie Mae(+)                                          6.00         2/01/2017            223
  3,449     Fannie Mae(+)                                          6.00         5/01/2038          3,783
    139     Fannie Mae(+)                                          6.50        10/01/2016            149
    253     Fannie Mae(+)                                          6.50        12/01/2016            271
  9,675     Freddie Mac(+)                                         3.00         6/01/2042         10,155
 14,077     Freddie Mac(+)                                         3.50         5/01/2042         15,018
  6,674     Freddie Mac(+)                                         4.00         9/01/2040          7,124
    694     Freddie Mac(+)                                         5.00         1/01/2021            749
  3,006     Freddie Mac(+)                                         5.50        12/01/2035          3,277
                                                                                              ----------
                                                                                                 486,475
                                                                                              ----------
            U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
  5,000     JPMorgan Chase & Co., FDIC TLGP                        0.62(b)     12/26/2012          5,001
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $586,784)                                 625,318
                                                                                              ----------

================================================================================

16  | USAA GOVERNMENT SECURITIES FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
(000)       SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES (1.0%)

            NOTES (1.0%)
$ 6,000     2.00%, 2/15/2022 (cost: $5,994)                                                   $    6,275
                                                                                              ----------
            MONEY MARKET INSTRUMENTS (1.1%)

            REPURCHASE AGREEMENTS (1.1%)
  7,074     Deutsche Bank Securities, Inc., 0.24%, acquired on
              11/30/2012 and due 12/03/2012 at $7,074
              (collateralized by $7,217 of U.S. Treasury Note, 0.25%,
              due 11/30/2014; market value $7,216)(a) (cost: $7,074)                               7,074
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $599,852)                                                $  638,667
                                                                                              ==========

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                 $    -             $625,318              $-      $625,318
U.S. Treasury Securities                       6,275                    -               -         6,275
Money Market Instruments:
  Repurchase Agreements                            -                7,074               -         7,074
-------------------------------------------------------------------------------------------------------
Total                                         $6,275             $632,392              $-      $638,667
-------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    FDIC TLGP The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

o   SPECIFIC NOTES

    (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are

================================================================================

18  | USAA GOVERNMENT SECURITIES FUND

================================================================================

         supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2012.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $599,852)         $638,667
  Receivables:
    Capital shares sold                                                      500
    Interest                                                               1,983
                                                                        --------
      Total assets                                                       641,150
                                                                        --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                  832
    Dividends on capital shares                                              112
  Accrued management fees                                                     40
  Accrued transfer agent's fees                                               13
  Other accrued expenses and payables                                         65
                                                                        --------
      Total liabilities                                                    1,062
                                                                        --------
        Net assets applicable to capital shares outstanding             $640,088
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $611,203
  Accumulated net realized loss on investments                            (9,930)
  Net unrealized appreciation of investments                              38,815
                                                                        --------
        Net assets applicable to capital shares outstanding             $640,088
                                                                        ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $634,799/61,403 shares outstanding)      $  10.34
                                                                        ========
    Adviser Shares (net assets of $5,289/512 shares outstanding)        $  10.33
                                                                        ========

See accompanying notes to financial statements.

================================================================================

20  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                       $10,564
                                                                        -------
EXPENSES
  Management fees                                                           239
  Administration and servicing fees:
    Fund Shares                                                             483
    Adviser Shares                                                            4
  Transfer agent's fees:
    Fund Shares                                                             412
  Distribution and service fees (Note 6E):
    Adviser Shares                                                            7
  Custody and accounting fees:
    Fund Shares                                                              51
  Postage:
    Fund Shares                                                              19
  Shareholder reporting fees:
    Fund Shares                                                              17
  Trustees' fees                                                              6
  Registration fees:
    Fund Shares                                                              21
    Adviser Shares                                                           21
  Professional fees                                                          54
  Other                                                                       9
                                                                        -------
      Total expenses                                                      1,343
  Expenses reimbursed:
    Adviser Shares                                                          (12)
                                                                        -------
      Net expenses                                                        1,331
                                                                        -------
NET INVESTMENT INCOME                                                     9,233
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                         295
  Change in net unrealized appreciation/depreciation                     (4,144)
                                                                        -------
      Net realized and unrealized loss                                   (3,849)
                                                                        -------
  Increase in net assets resulting from operations                      $ 5,384
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                            11/30/2012       5/31/2012
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $  9,233        $ 20,097
  Net realized gain on investments                                 295               -
  Change in net unrealized appreciation/depreciation of
    investments                                                 (4,144)          6,133
                                                              ------------------------
    Increase in net assets resulting from operations             5,384          26,230
                                                              ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                 (9,171)        (19,959)
    Adviser Shares                                                 (62)           (138)
                                                              ------------------------
      Distribution to shareholders                              (9,233)        (20,097)
                                                              ------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                   (3,114)         30,755
  Adviser Shares                                                   222               1
                                                              ------------------------
    Total net increase (decrease) in net assets
      from capital share transactions                           (2,892)         30,756
                                                              ------------------------
  Net increase (decrease) in net assets                         (6,741)         36,889

NET ASSETS
  Beginning of period                                          646,829         609,940
                                                              ------------------------
  End of period                                               $640,088        $646,829
                                                              ========================

See accompanying notes to financial statements.

================================================================================

22  | USAA GOVERNMENT SECURITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

The Fund has two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of

================================================================================

24  | USAA GOVERNMENT SECURITIES FUND

================================================================================

         comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and all repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

26  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 1.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

================================================================================

28  | USAA GOVERNMENT SECURITIES FUND

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had pre-enactment capital loss carryforwards of $10,225,000 and no post-enactment capital loss carryforwards for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2013 and 2015, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
 EXPIRES                        BALANCE
---------                    -----------
  2013                       $ 4,814,000
  2014                         3,887,000
  2015                         1,524,000
                             -----------
                   Total     $10,225,000
                             ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $121,659,000 and $97,799,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $38,816,000 and $1,000, respectively, resulting in net unrealized appreciation of $38,815,000.

================================================================================

30  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED           YEAR ENDED
                                     NOVEMBER 30, 2012            MAY 31, 2012
-----------------------------------------------------------------------------------
                                   SHARES        AMOUNT       SHARES        AMOUNT
                                   ------------------------------------------------
FUND SHARES:
Shares sold                         5,596       $ 58,110      15,029      $ 156,039
Shares issued from reinvested
  dividends                           816          8,296       1,711         17,762
Shares redeemed                    (6,700)       (69,520)    (13,786)      (143,046)
                                   ------------------------------------------------
Net increase (decrease) from
  capital share transactions         (288)      $ (3,114)      2,954      $  30,755
                                   ================================================
ADVISER SHARES:
Shares sold                            38       $    395           -*     $       4
Shares issued from reinvested
  dividends                             -*             2           -*             1
Shares redeemed                       (17)          (175)         (-)*           (4)
                                   ------------------------------------------------
Net increase from capital
  share transactions                   21       $    222           -*     $       1
                                   ================================================

*Less than 500 shares

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year. The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper index over the performance period. Prior to January 31, 2012, the performance adjustment was based on the performance of the Fund's share classes relative to the performance of the Lipper GNMA Funds Index, which

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010.

    Effective February 1, 2012, the performance adjustment for each class, is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Intermediate U.S. Government Funds category. The performance period consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $239,000,

================================================================================

32  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    which included a performance adjustment for the Fund Shares and Adviser Shares of $(165,000) and $(1,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.05)% and (0.04)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $483,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2012, the Adviser Shares incurred reimbursable expenses of $12,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $412,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At May 31, 2012, USAA and its affiliates owned 487,000 shares, which represent 95.1% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

34  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                          YEAR ENDED MAY 31,
                            -------------------------------------------------------------------------
                                2012           2012         2011        2010         2009        2008
                            -------------------------------------------------------------------------
Net asset value at
  beginning of period       $  10.40       $  10.30     $  10.19    $   9.97     $   9.64    $   9.45
                            -------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income          .15            .33          .38         .38          .43         .45
  Net realized and
    unrealized gain (loss)      (.06)           .10          .11         .22          .33         .19
                            -------------------------------------------------------------------------
Total from investment
  operations                     .09            .43          .49         .60          .76         .64
                            -------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.15)          (.33)        (.38)       (.38)        (.43)       (.45)
                            -------------------------------------------------------------------------
Net asset value at
  end of period             $  10.34       $  10.40     $  10.30    $  10.19     $   9.97    $   9.64
                            =========================================================================

Total return (%)*                .87           4.24         4.89        6.15(b)      8.05        6.94
Net assets at
  end of period (000)       $634,799       $641,730     $604,893    $609,919     $564,253    $513,665
Ratios to average
  net assets:**
  Expenses (%)(a)                .41(c)         .41          .42         .43(b)       .55         .51
  Net investment income (%)     2.85(c)        3.19         3.71        3.79         4.38        4.74
Portfolio turnover (%)            15             20           19          27           20          11

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $641,966,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                 NOVEMBER 30,           MAY 31,             MAY 31,
                                                 ----------------------------------------------------
                                                    2012                  2012              2011***
                                                 ----------------------------------------------------
Net asset value at beginning of period             $10.40               $10.29               $10.30
                                                   ------------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .12                  .28                  .27
  Net realized and unrealized gain (loss)            (.07)                 .11                 (.01)
                                                   ------------------------------------------------
Total from investment operations                      .05                  .39                  .26
                                                   ------------------------------------------------
Less distributions from:
  Net investment income                              (.12)                (.28)                (.27)
                                                   ------------------------------------------------
Net asset value at end of period                   $10.33               $10.40               $10.29
                                                   ================================================
Total return (%)*                                     .52                 3.84                 2.58
Net assets at end of period (000)                  $5,289               $5,099               $5,047
Ratios to average net assets:**
  Expenses (%)(a)                                     .90(b)               .90                  .90(b)
  Expenses, excluding reimbursements (%)(a)          1.34(b)              1.15                 1.39(b)
  Net investment income (%)                          2.36(b)              2.71                 3.21(b)
Portfolio turnover (%)                                 15                   20                   19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $5,242,000.
*** Adviser shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA GOVERNMENT SECURITIES FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING          ENDING           DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE       JUNE 1, 2012 -
                                  JUNE 1, 2012   NOVEMBER 30, 2012   NOVEMBER 30, 2012
                                 -----------------------------------------------------
FUND SHARES
Actual                             $1,000.00         $1,008.70             $2.06

Hypothetical
 (5% return before expenses)        1,000.00          1,023.01              2.08

ADVISER SHARES
Actual                              1,000.00          1,005.20              4.52

Hypothetical
 (5% return before expenses)        1,000.00          1,020.56              4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.41% for Fund Shares and 0.90% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.87% for Fund Shares and 0.52% for Adviser Shares for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

38  | USAA GOVERNMENT SECURITIES FUND

================================================================================

TRUSTEES               Daniel S. McNamara
                       Robert L. Mason, Ph.D.
                       Barbara B. Ostdiek, Ph.D.
                       Michael F. Reimherr
                       Paul L. McNamara
                       Patrick T. Bannigan*

                       *Effective October 31, 2012, Patrick T. Bannigan
                        resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND      USAA Asset Management Company
INVESTMENT ADVISER     P.O. Box 659453
                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND        USAA Investment Management Company
DISTRIBUTOR            P.O. Box 659453
                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT         USAA Shareholder Account Services
                       9800 Fredericksburg Road
                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND          State Street Bank and Trust Company
ACCOUNTING AGENT       P.O. Box 1713
                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT            Ernst & Young LLP
REGISTERED PUBLIC      100 West Houston St., Suite 1800
ACCOUNTING FIRM        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND            Under "My Accounts" on
SELF-SERVICE 24/7      usaa.com select "Investments,"
AT USAA.COM            then "Mutual Funds"

OR CALL                Under "Investments" view
(800) 531-USAA         account balances, or click
        (8722)         "I want to...," and select
                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
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    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     01-28-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01-30-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01-29-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.